UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22646

Private Advisors Alternative Strategies Master Fund

(Exact name of registrant as specified in charter)

   51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)      (Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-576-7000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

The schedule of investments for the period ended June 30, 2015 is filed herewith.

The Registrant’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Schedule of Investments

(Unaudited)

June 30, 2015

					Next
	First				Available
	Acquisition			Percent of	Redemption
Investments in Hedge Funds	Date	Cost	Fair Value	Net Assets	Date*	Liquidity**
Bermuda Domiciled

European Equity
Europe
Pelham Long/Short Fund, Ltd.	5/1/2012	$1,890,000	$3,026,603	4.34%	7/31/2015	Monthly
Total Bermuda Domiciled		1,890,000	3,026,603	4.34

British Virgin Islands Domiciled

Global Equity
Global
Miura Global Fund, Ltd.	2/1/2013	2,100,000	2,710,393	3.88	7/31/2015	Monthly

Multi-Strategy
Global
Davidson Kempner International (BVI), Ltd.	1/1/2014	2,000,000	2,126,074	3.05	9/30/2015	Quarterly
Total British Virgin Islands Domiciled		4,100,000	4,836,467	6.93

Cayman Islands Domiciled

Distressed Debt
Global
Redwood Offshore Fund, Ltd.	5/1/2012	1,200,000	1,627,896	2.33	6/30/2017	Bi-Annually

North America
Aurelius Capital International, Ltd.	5/1/2012	1,600,000	2,147,992	3.08	12/31/2015	Semi-Annually
Contrarian Capital Trade Claims Offshore, Ltd.	5/1/2012	1,051,472	1,281,909	1.84	5/31/2016	Annually
Total Distressed Debt		3,851,472	5,057,797	7.25

European Equity
Europe
Adelphi Europe Fund (The)	5/1/2013	2,250,000	2,892,086	4.15	9/30/2015	Quarterly
LAE Fund, Ltd.	5/1/2012	2,010,000	2,629,743	3.77	9/30/2015	Quarterly
Total European Equity		4,260,000	5,521,829	7.92

Event Equity
North America
Luxor Capital Partners Offshore, Ltd.	5/1/2012	2,510,000	2,562,525	3.67	9/30/2015	Quarterly
LionEye Offshore Fund, Ltd.	6/1/2014	2,600,000	2,925,736	4.20	9/30/2015	Quarterly
Total Event Equity		5,110,000	5,488,261	7.87

Global Equity
Global
Marianas Fund Ltd.	6/1/2015	1,500,000	1,500,405	2.15	9/30/2015	Quarterly
Sheffield International Partners, Ltd.	5/1/2012	2,260,000	2,704,139	3.88	9/30/2015	Quarterly
SRS Partners, Ltd.	5/1/2012	2,140,000	3,196,278	4.58	9/30/2015	Quarterly
Total Global Equity		5,900,000	7,400,822	10.61

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Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Schedule of Investments (Continued)

(Unaudited)

June 30, 2015

					Next
	First				Available
	Acquisition			Percent of	Redemption
Investments in Hedge Funds	Date	Cost	Fair Value	Net Assets	Date*	Liquidity**
Cayman Islands Domiciled (continued)

Global Macro
Global
Autonomy Global Macro Fund Ltd.	6/1/2013	$2,200,000	$2,463,326	3.53%	7/31/2015	Monthly
Macrosynergy Trading Fund Limited	9/1/2014	1,811,237	1,812,476	2.60	9/30/2015	Quarterly
Stone Milliner Macro Fund Inc.	12/1/2013	1,800,000	2,150,313	3.08	7/31/2015	Monthly
Tudor BVI Global Fund, Ltd.	5/1/2012	1,600,000	1,982,802	2.84	9/30/2015	Quarterly
Total Global Macro		7,411,237	8,408,917	12.05

Long/Short Corporate Credit
North America
Apollo Credit Short Opportunities (Offshore), Ltd.	1/1/2015	1,200,000	1,149,965	1.65	9/30/2015	Quarterly
Archer Capital Offshore Fund, Ltd.	5/1/2012	2,370,000	2,807,277	4.02	9/30/2015	Quarterly
Panning Overseas Fund, Ltd.	6/1/2013	1,980,000	1,999,728	2.87	9/30/2015	Quarterly
Total Long/Short Corporate Credit		5,550,000	5,956,970	8.54

Long/Short Structured Credit
North America
Marathon Securitized Credit Fund, Ltd.	5/1/2012	1,413,872	1,875,818	2.69	9/30/2015	Quarterly
One William Street Capital Offshore Fund, Ltd.	5/1/2012	2,120,000	2,593,307	3.72	9/30/2015	Quarterly
Total Long/Short Structured Credit		3,533,872	4,469,125	6.41

Multi-Strategy
Global
Fir Tree International Value Fund II, Ltd.	5/1/2012	2,210,000	2,749,781	3.94	5/31/2016	Annually
HBK Multi-Strategy Offshore Fund, Ltd.	5/1/2012	2,640,000	2,986,834	4.28	9/30/2015	Quarterly
Total Multi-Strategy		4,850,000	5,736,615	8.22

U.S. Equity
North America
Hoplite Offshore Fund, Ltd.	5/1/2012	2,140,000	2,570,789	3.68	9/30/2015	Quarterly
Impala Fund Ltd.	5/1/2012	2,010,000	2,636,927	3.78	9/30/2015	Quarterly
Marble Arch Offshore Partners, Ltd.	7/1/2012	1,600,000	2,225,108	3.19	9/30/2015	Quarterly
North Run Offshore Partners, Ltd.	5/1/2012	2,300,000	2,646,772	3.79	9/30/2015	Quarterly
Southpoint Qualified Offshore Fund, Ltd.	5/1/2012	1,820,000	2,293,477	3.29	9/30/2015	Quarterly
Total U.S. Equity		9,870,000	12,373,073	17.73

Volatility Arbitrage
Global
Argentiere Fund, Ltd.	5/1/2015	1,900,000	1,904,900	2.73	9/30/2015	Quarterly

Total Cayman Islands Domiciled		52,236,581	62,318,309	89.33

Total Investments in Hedge Funds		$58,226,581	70,181,379	100.60

Other Assets, less Liabilities			(416,380)	(0.60)
Net Assets			$69,764,999	100.00%

*	Investments in Hedge Funds may be composed of multiple series. The Next Available Redemption Date refers to the earliest date after June 30, 2015 that redemption from a series is available. Other series may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Hedge Funds may be subject to fees.
**	Available frequency of redemption after initial lock-up period, if any. Different series may have different liquidity terms.

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Notes to Schedule of Investments

Valuation of Investments

Private Advisors Alternative Strategies Master Fund (the “Master Fund”) prepares its financial statements, which are expressed in U.S. dollars, in accordance with generally accepted accounting principles in the United States of America ("GAAP") and follows significant accounting policies described below.

New York Life Investment Management LLC (“New York Life Investments” or the “Manager”), a Delaware limited liability company, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (“Advisers Act”), and serves as the Master Fund’s investment manager. New York Life Investments has in turn delegated its portfolio management responsibilities to Private Advisors LLC, a Virginia limited liability company, (“Private Advisors”), who serves as the Master Fund’s subadvisor (together with New York Life Investments, the “Advisors”).

Private Advisors has designed ongoing due diligence processes with respect to the private investment funds or “hedge funds” (“Hedge Funds”) and their third-party portfolio managers (“Portfolio Managers”), which assist Private Advisors in assessing the quality of information provided by, or on behalf of, each Hedge Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require Private Advisors to forego their normal reliance on the value supplied by, or on behalf of, such Hedge Fund and to determine independently a fair valuation of the Master Fund’s interest in such Hedge Fund, consistent with the Master Fund’s fair valuation procedures.

The Board of Trustees (the “Board”) has adopted procedures establishing methodologies for the valuation of each of the Hedge Funds and has delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Master Fund (the “Valuation Committee”). The Board has also authorized the Valuation Committee to appoint a Sub-Committee (“Valuation Sub-Committee”) to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Valuation Sub-Committee will meet (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. Determinations of the Valuation Committee and the Valuation Sub-Committee are subject to review and ratification by the Board at its next regularly scheduled meeting after valuations are determined. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, primary responsibility for the monthly valuation of portfolio assets (including Hedge Funds for which market prices are not readily available) rests with Private Advisors and/or New York Life Investments.

Investments in Hedge Funds

The Board has approved procedures pursuant to which the Master Fund values its investments in Hedge Funds at fair value, which ordinarily will be the amount equal to the Master Fund’s pro rata interest in the net assets of each such Hedge Fund, as such value is supplied by, or on behalf of, the Hedge Fund’s portfolio manager from time to time, usually monthly. The Master Fund complies with the authoritative guidance under GAAP for estimating the fair value of investments in the Hedge Funds that have calculated net asset value (“NAV”) in accordance with the specialized accounting guidance for investment companies (the “practical expedient”). Investments in Hedge Funds are generally valued, as a practical expedient, utilizing the net asset valuations provided by the Hedge Funds when the net asset valuations of the investments are calculated without further adjustment (or adjusted by the Master Fund if the NAV is deemed to be not reflective of fair value). The Master Fund applies the practical expedient to its investments in Hedge Funds on an investment-by-investment basis and consistently with the Master Fund’s entire position in a particular investment unless it is probable that the Master Fund will sell an investment at an amount different from the net asset valuation or in other situations where the practical expedient is not available. When the Master Fund believes alternative valuation techniques are more appropriate, the Master Fund considers other factors in addition to the net asset valuation, such as, but not limited to, features of the investment, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in its determination of fair value. Certain financial statements of the Hedge Funds excluded details of investment securities portfolios. As of June 30, 2015, the Master Fund’s Advisors were unaware of any significant issuer concentration in the Hedge Funds.

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The valuations reported by the Portfolio Managers, upon which the Master Fund primarily relies in calculating its month-end NAV and NAV per share of beneficial interest (“Shares”), may be subject to later adjustment, based on information reasonably available at that time. The Master Fund will pay repurchase proceeds, as well as calculate management and other fees, on the basis of NAVs determined using the best information available as of the valuation date. In the event that a Hedge Fund, in accordance with its valuation procedures, subsequently corrects, revises or adjusts an unaudited estimated or final value that was properly relied upon by the Master Fund, the Master Fund will generally not make any retroactive adjustments to its NAV, or to any amounts paid based upon such NAV, to reflect a revised valuation. If, after the Master Fund pays repurchase proceeds, or one or more of the valuations used to determine the NAV on which the repurchase payment is based are revised, the repurchasing shareholders (“Shareholders”) (if the valuations are revised upward) or the remaining Shareholders (if the valuations are revised downward) will bear the risk of such revisions. A repurchasing Shareholder will neither receive distributions from, nor be required to reimburse, the Master Fund in such circumstances. This may have the effect of diluting or increasing the economic interests of other Shareholders. Such adjustments or revisions, whether increasing or decreasing the NAV at the time they occur, because they relate to information available only at the time of the adjustment or revision, will not affect the amount of the repurchase proceeds received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from Portfolio Managers or revisions to the NAV of a Hedge Fund adversely affect the Master Fund’s NAV, the outstanding Shares of the Master Fund will be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at an NAV per Share higher than the adjusted amount. Conversely, any increases in the NAV per Share resulting from such subsequently adjusted valuations will be entirely for the benefit of the holders of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at an NAV per Share lower than the adjusted amount. New Shareholders, as well as Shareholders purchasing additional Shares, may be affected in a similar way because the same principles apply to the subscription for Shares.

Because of the inherent uncertainty of valuation, the estimated value of Hedge Funds for which no ready market exists may differ significantly from the value that would be used had a ready market for the security existed, and the differences could be material. When market quotations may not be available, investments such as complex or unique financial instruments may be priced pursuant to a number of methodologies, such as computer-based analytical modeling or individual security evaluations. These methodologies generate approximations of market values, and there may be significant professional disagreement about the best methodology for a particular type of financial instruments or different methodologies that might be used under different circumstances. In the absence of an actual market transaction, reliance on such methodologies is essential, but may introduce significant variances in the ultimate valuation of Hedge Funds.

The following are descriptions of strategies utilized by the underlying Hedge Funds during the period.

Distressed Debt

Portfolio Managers seek to purchase securities (typically debt) of companies experiencing financial or operating difficulties due to excessive debt burdens or temporary liquidity problems. Often these companies are in or about to enter bankruptcy. Understanding the complexities of the bankruptcy process allows experienced distressed Portfolio Managers to profit by buying the securities at a deep discount to intrinsic value.

European Equity

This strategy involves taking both long and short positions primarily in public equities with a geographic focus in Europe.

Event Equity

This strategy involves a long and short fundamental approach to equity investments that have a visible catalyst that can enhance value in a short to intermediate term horizon. Situations can also offer underpriced positive optionality. Portfolio managers who utilize this strategy seek to limit the macro, market and/or industry risk that accompanies the holdings, such that the event drives the ultimate profitability of the investment.

Global Equity

This strategy involves taking both long and short positions primarily in public equities with a global geographic focus.

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Global Macro

This strategy relies on the assessment of relative valuations at a macroeconomic level across multiple geographies and asset classes based on economic indicators, trend and factor analysis and flow of funds data. Investments can span the fixed income, currency, commodity and equity markets. Global Macro investing is generally a liquid, high frequency trading strategy.

Long/Short Corporate Credit

This strategy involves taking both long and short positions in distinct corporate debt instruments.

Long/Short Structured Credit

This strategy attempts to isolate returns by trading in tranches of various types of structured credit instruments. This may include multiple tranches of collateralized debt obligations (CDOs), collateralized loan obligations (CLOs), residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), credit default swaps (CDS), credit default swap index (CDX), asset-backed securities index (ABX) and commercial mortgage-backed securities index (CMBX).

Multi-Strategy

This strategy grants Portfolio Managers the ability to invest across strategies.

U.S. Equity

This strategy involves taking both long and short positions primarily in public equities with a geographic focus in the United States.

Volatility Arbitrage

Managers seek to take advantage of a mispricing between derivatives and their theoretical values by purchasing undervalued options, whether directly or synthetically, and hedging the position with the underlying security. Derivatives securities include, but are not limited to listed, over-the-counter and structured options.

Federal Income Taxes

As of October 31, 2014, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$64,919,560

Gross tax unrealized appreciation	$-
Gross tax unrealized depreciation	(853,201)
Net tax unrealized appreciation (depreciation) on investments	$(853,201)

Fair Value of Financial Instruments

“Fair value” is defined as the price that the Master Fund would receive upon selling an investment or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In determining fair value, the Master Fund uses the practical expedient. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that most observable inputs are to be used when available. The fair value hierarchy is categorized into three levels based on the inputs as follows:

The fair value hierarchy categorizes asset and liability positions into one of three levels, as summarized below, based on the inputs and assumptions used in deriving fair value.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

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In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), as an amendment to Accounting Standards Codification (ASC) 820, Fair Value Measurement. The amendments in this ASU apply to reporting entities that elect to measure the fair value of an investment using the net asset value per share (or its equivalent) practical expedient, as the Fund does for its investments in Hedge Funds. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy, as described above, all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the Fund has elected to not measure the fair value.

The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years, with application of the amendments noted above retrospectively to all periods presented. The retrospective approach requires that an investment for which fair value is measured using the net asset value per share practical expedient be removed from the fair value hierarchy in all periods presented in an entity’s financial statements. Earlier application of this ASU is permitted. The Investment Manager has reviewed the requirements of the ASU and determined that early adoption of this ASU would be applied to the relevant disclosures of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Total Investments Measured at NAV	$70,181,379

As of June 30, 2015, the Fund only held investments valued at NAV as practical expedient, as such, disclosure regarding the fair value hierarchy of the Fund’s investments is not applicable.

As of June 30, 2015, the Master Fund had investments in 30 Hedge Funds. The Master Fund, as an investor in these Hedge Funds, pays management fees of up to 2.75% (per annum) of the NAV of its ownership interest in such Hedge Funds, as well as incentive fees or allocations of up to 27.00% of net profits earned that are allocable to the Master Fund’s ownership interest in such Hedge Funds.

8

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIVATE ADVISORS ALTERNATIVE STRATEGIES MASTER FUND

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	August 27, 2015

By: /s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date:	August 27, 2015